UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-08

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC          8-6-08
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:  $   110,058
                                         -----------
                                         (thousands)

                           SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                  June 30, 2008

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Americredit CORP               COM              03060r101      862   100000 SH       Sole                   100000
Autoliv Inc                    COM              052800109     2462    52800 SH       Sole                    52800
Autozone                       COM              053332102     5250    43385 SH       Sole                    43385
Berkshire Hathaway B           COM              084670207    25320     6311 SH       Sole                     6311
Canadian Natural Resources LTD COM              136385101     7017    70000 SH       Sole                    70000
Carmax Inc.                    COM              143130102     3672   258750 SH       Sole                   258750
Dish Network  CL A             COM              25470m109    14900   508867 SH       Sole                   508867
Echostar Corp                  COM              278768106     3184   101973 SH       Sole                   101973
Fastenal CO                    COM              311900104     4316   100000 SH       Sole                   100000
Homefed Corp                   COM              43739d307     3240    69006 SH       Sole                    69006
Idexx Labs                     COM              45168d104     7655   157060 SH       Sole                   157060
Imperial Metals Corp           COM              452892102     1784   207100 SH       Sole                   207100
Mohawk Industries              COM              608190104    12364   192885 SH       Sole                   192885
Strayer Education              COM              863236105    11485    54935 SH       Sole                    54935
Walgreen                       COM              931422109     4493   138200 SH       Sole                   138200
Washington Post                COM              939640108     1869     3185 SH       Sole                     3185
CRESUD S A C I F Y A SPONSORED                  226406106      186    12500 SH       Sole                    12500
REPORT SUMMARY                 17 DATA RECORDS              110058            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED